Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Category	Estimated useful lives
Office equipment	3 years
Leasehold improvement	Shorter of lease terms and estimated useful lives

Schedule of Estimated Useful Lives Intangible Assets, Net	Estimated useful lives are as follows:
Category	Estimated useful life
Licensed digital assets	3-5 years

Schedule of Balance of Assets Measured at Fair Value on a Recurring Basis	The following table presents the balance of assets measured at fair value on a recurring basis:
	Level 1	Level 2	Level 3
As of September 30, 2024
Short-term investments	$—	$—	$—
Warrant liabilities	—	—	—
Total	$—	$—	$—
	Level 1	Level 2	Level 3
As of September 30, 2023
Short-term investments	$—	$780,000	$—
Total	$—	$780,000	$—

Schedule of Disaggregated Revenue	The following table summarizes disaggregated revenue for the years ended September 30, 2024, 2023 and 2022:
	For the years ended September 30,
	2024	2023	2022
	US$	US$	US$
Category of Revenue
Virtual technology service	$20,900,022	$15,382,324	$12,536,957
Digital marketing	—	—	632,070
Digital asset development and others	20,460,931	11,507,587	4,019,266
	$41,360,953	$26,889,911	$17,188,293
Timing of Revenue Recognition
Services transferred at a point in time	$41,360,953	$26,889,911	$16,556,223
Services transferred over time	—	—	632,070
	$41,360,953	$26,889,911	$17,188,293

Revenue recognized on gross basis	$41,360,953	$26,889,911	$16,556,223
Revenue recognized on net basis	—	—	632,070
	$41,360,953	$26,889,911	$17,188,293

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:
	September 30, 2024	September 30, 2023
Year-end spot rate	7.0176	7.2960
	For the years ended September 30,
	2024	2023	2022
Average rate	7.2049	7.0553	6.5532